Components Of Properties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total properties	$ 1,262.2	$ 1,257.2
Land
Property, Plant and Equipment [Line Items]
Total properties	3.3	3.3
Building
Property, Plant and Equipment [Line Items]
Total properties	79.0	76.8
Machinery And Office Equipment
Property, Plant and Equipment [Line Items]
Total properties	765.4	760.3
Internal-Use Software
Property, Plant and Equipment [Line Items]
Total properties	321.5	315.7
Rental Equipment
Property, Plant and Equipment [Line Items]
Total properties	$ 93.0	$ 101.1